Accrued Expenses and Other Current Liabilities (Details) ¥ in Thousands, $ in Thousands	Aug. 31, 2018 USD ($)	Aug. 31, 2018 CNY (¥)	Aug. 31, 2017 CNY (¥)
Accrued Expenses and Other Current Liabilities
Salary and welfare payable	$ 61,694	¥ 421,380	¥ 323,547
Other taxes payable	4,327	29,551	31,697
Accrued expenses	5,835	39,851	19,788
Deposits from franchisees	3,152	21,530	17,265
Payables for leasehold improvement	3,547	24,224	12,904
Payables for long term investments	3,703	25,290	1,340
Interest payable	624	4,260
Others	1,969	13,447	7,830
Accrued expenses and other current liabilities	$ 84,851	¥ 579,533	¥ 414,371